Shareholders' Equity - Schedule of Stock Option and RSU and DSU Transactions (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares
Schedule of Stock Option and RSU Transactions [Abstract]
Number of Options Outstanding, beginning	50,000	477,500
Weighted Average Exercise Price Outstanding, beginning (in Dollars per share) | $ / shares	$ 17.72	$ 15.85
Amortized Value of options Outstanding, beginning	$ 416	$ 4,117
Number of RSUs Outstanding, beginning (in Shares) | shares	697,726	345,266
Amortized Value of RSUs Outstanding, beginning	$ 2,984	$ 538
Stock-based Compensation Outstanding, beginning	$ 3,400	$ 4,655
Number of Options, Granted
Weighted Average Exercise Price, Granted (in Dollars per share) | $ / shares
Amortized Value of options, Granted
Number of RSUs, Granted (in Shares) | shares	370,920	399,300
Amortized Value of RSUs, Granted	$ 134	$ 144
Stock-based Compensation, Granted	$ 134	$ 144
Number of Options, Exercised option or vested RSU	(50,000)	(50,000)
Weighted Average Exercise Price, Exercised option or vested RSU (in Dollars per share) | $ / shares	$ 17.72	$ 15.46
Amortized Value of options, Exercised option or vested RSU	$ (416)	$ (460)
Number of RSUs, Exercised option or vested RSU (in Shares) | shares	(151,638)	(41,840)
Amortized Value of RSUs, Exercised option or vested RSU	$ (2,466)	$ (823)
Stock-based Compensation, Exercised option or vested RSU	$ (2,882)	$ (1,283)
Number of Options, Options surrendered for cash (in Shares) | shares		(273,500)
Weighted Average Exercise Price, Options surrendered for cash (in Dollars per share) | $ / shares		$ 15.46
Amortized Value of options, Options surrendered for cash		$ (2,355)
Stock-based Compensation, Options surrendered for cash		$ (2,355)
Number of Options, Expired		(104,000)
Weighted Average Exercise Price, Expired (in Dollars per share) | $ / shares		$ 16.17
Amortized Value of options, Expired		$ (886)
Number of RSUs, Expired (in Shares) | shares	(79,707)	(5,000)
Amortized Value of RSUs, Expired	$ (84)	$ (33)
Stock-based Compensation, Expired	$ (84)	$ (919)
Number of Options, Amortized value of stock-based compensation (in Shares) | shares
Weighted Average Exercise Price, Amortized value of stock-based compensation (in Dollars per share) | $ / shares
Amortized Value of options, Amortized value of stock-based compensation
Number of RSUs, Amortized value of stock-based compensation (in Shares) | shares
Amortized Value of RSUs, Amortized value of stock-based compensation	$ 3,630	$ 3,158
Stock-based Compensation, Amortized value of stock-based compensation	$ 3,630	$ 3,158
Number of Options Outstanding, ending		50,000
Weighted Average Exercise Price, ending (in Dollars per share) | $ / shares		$ 17.72
Amortized Value of options, ending		$ 416
Number of RSUs, ending (in Shares) | shares	837,301	697,726
Amortized Value of RSUs, ending	$ 4,198	$ 2,984
Stock-based Compensation, ending	$ 4,198	$ 3,400
Number of Options, Exercisable		50,000